Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2022
Intangible Assets and Contract Liabilities
Intangible Assets and Contract Liabilities

15) Intangible Assets and Contract Liabilities

(a) Intangible Assets

	Above	Above
	market time	market time
	charter	charter
	Tordis	Vigdis	Total
(U.S. Dollars in thousands)	Knutsen	Knutsen	intangibles
Intangibles, December 31, 2020	$305	$376	$681
Additions	—	—	—
Amortization for the year	(305)	(301)	(606)
Intangibles, December 31, 2021	$—	$75	$75
Additions	—	—	—
Amortization for the period	—	(75)	(75)
Intangibles, December 31, 2022	$—	$—	$—

The intangible for the above market value of time charter contract associated with the Tordis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen was amortized to time charter revenue on a straight-line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date.

(b) Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of the acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expire in March 2023 and August 2023, respectively.

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2020	December 31, 2021	2021	December 31, 2022	2022
Contract liabilities:
Unfavourable contract rights	$(3,686)	$1,517	$(2,169)	$1,518	$(651)
Total amortization income		$1,517		$1,518

Accumulated amortization for contract liabilities was $17.6 million and $16.0 million as of December 31, 2022 and 2021, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)
2023	$651
2024	—
2025	—
2026	—
2027 and thereafter	—
Total	$651